15Ga-1 Representations and Warranties Table (FN1)

Asset Class: RMBS

Name of Issuing Entity	Check if registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Home Equity Loan Trust 2006-1 (0001348888)	X	Decision One Mortgage Company, LLC	2,425	312,543,644	25.47%	-	-	0.00%
		First NLC Financial Services, LLC	1,602	291,891,069	23.79%	-	-	0.00%
		AIG Federal Savings Bank	1,248	211,209,509	17.22%	-	-	0.00%
		Countrywide Home Loans, Inc.	1,076	191,336,348	15.60%	-	-	0.00%
		Accredited Home Lenders, Inc.	622	125,496,273	10.23%	1	429,759	0.18%							1	429,759	0.18%
		Meritage Mortgage Corporation	616	94,400,829	7.69%	-	-	0.00%
		Total	7,589	1,226,877,672	100.00%	1	429,759	0.18%	-	-	0.00%	-	-	0.00%	1	429,759	0.18%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-4SL (0001357083)	X	Morgan Stanley Mortgage Capital, Inc	4,062	231,925,806	76.42%	1,957	108,568,497	393.99%							1,957	108,568,497	393.99%
		American Home Mortgage Corp.	782	49,724,595	16.38%	390	22,671,440	82.27%							390	22,671,440	82.27%
		Aegis Mortgage Corporation	551	21,810,365	7.19%	314	11,805,775	42.84%							314	11,805,775	42.84%
		Total	5,395	303,460,767	99.99%	2,661	143,045,713	519.11%	-	-	0.00%	-	-	0.00%	2,661	143,045,713	519.11%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2006-HE3 (0001361992)	X	NC Capital Corporation	4,633	856,440,698	41.00%	1	383,151	0.09%							1	383,151	0.09%
		WMC Mortgage Corp.	4,119	835,809,451	40.01%	-	-	0.00%
		Decision One Mortgage Company, LLC	2,435	396,684,793	18.99%	332	59,388,172	13.34%							332	59,388,172	13.34%
		Total	11,187	2,088,934,942	100.00%	333	59,771,322	13.42%	-	-	0.00%	-	-	0.00%	333	59,771,322	13.42%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2006-WMC2 (0001363693)	X	WMC Mortgage Corp.	12,898	2,602,987,083	100.00%	401	90,166,883	16.55%							401	90,166,883	16.55%
		Total	12,898	2,602,987,083	100.00%	401	90,166,883	16.55%	-	-	0.00%	-	-	0.00%	401	90,166,883	16.55%	-	-	0.00%	-	-	0.00%

Morgan Stanley IXIS Real Estate Capital Trust 2006-1 (0001365336)	X	First NLC Financial Services, LLC	1,931	348,537,709	27.12%	-	-	0.00%
		Meritage Mortgage Corporation	1,351	227,192,235	17.68%	-	-	0.00%
		Accredited Home Lenders, Inc.	990	195,186,418	15.19%	1	476,449	0.18%				1	476,449	0.18%
		Wilmington Finance Inc.	918	160,814,388	12.51%	-	-	0.00%
		Master Financial, Inc.	418	117,237,055	9.12%	-	-	0.00%
		Quick Loan Funding Inc.	148	39,473,513	3.07%	-	-	0.00%
		Lenders Direct Capital Corp	180	38,210,095	2.97%	-	-	0.00%
		NC Capital Corporation	209	34,406,391	2.68%	-	-	0.00%
		Funding America, LLC	166	25,247,259	1.96%	-	-	0.00%
		First Bank Mortgage, Inc.	134	23,133,775	1.80%	-	-	0.00%
		Encore Credit Corp.	83	20,634,286	1.61%	-	-	0.00%
		Chapel Mortgage Corp.	72	17,909,028	1.39%	-	-	0.00%
		Rose Mortgage, Inc.	70	15,632,172	1.22%	-	-	0.00%
		Lime Financial Services, Ltd.	44	8,872,986	0.69%	-	-	0.00%
		FlexPoint Funding Corporation	30	6,493,195	0.51%	-	-	0.00%
		Mandalay Mortgage, LLC	6	1,710,084	0.13%	-	-	0.00%
		Fremont Investment & Loan	10	1,446,571	0.11%	-	-	0.00%
		Decision One Mortgage Company, LLC	11	1,375,842	0.11%	-	-	0.00%
		First Horizon Home Loan Corp.	8	978,098	0.08%	-	-	0.00%
		Countrywide Home Loans, Inc.	2	336,200	0.03%	-	-	0.00%
		WMC Mortgage Corp.	3	203,407	0.02%	-	-	0.00%
		Aegis Mortgage Corporation	2	114,699	0.01%	-	-	0.00%
		Total	6,786	1,285,145,406	100.00%	1	476,449	0.18%	-	-	0.00%	1	476,449	0.18%	-	-	0.00%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-10SL (0001368906)	X	Morgan Stanley Mortgage Capital Inc.	4,295	270,660,228	90.66%	2,734	171,329,143	474.76%							2,734	171,329,143	474.76%
		Aames Capital Corporation	333	17,486,955	5.86%	228	11,835,893	32.80%							228	11,835,893	32.80%
		First National Bank of Nevada	111	7,025,091	2.35%	72	4,306,341	11.93%							72	4,306,341	11.93%
		Decision One Mortgage Company, LLC	80	2,898,016	0.97%	54	1,986,851	5.51%							54	1,986,851	5.51%
		Aegis Mortgage Corporation	8	369,680	0.12%	3	127,771	0.35%							3	127,771	0.35%
		Other	3	103,167	0.03%	3	102,668	0.28%							3	102,668	0.28%
		Total	4,830	298,543,137	100.00%	3,094	189,688,667	525.63%	-	-	0.00%	-	-	0.00%	3,094	189,688,667	525.63%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-13ARX (0001375284)	X	Morgan Stanley Mortgage Capital Inc.	1,635	525,682,208	86.33%	366	127,227,137	86.56%				5	2,763,600	1.88%	361	124,463,537	84.68%
		Wachovia Mortgage Corporation	148	57,338,538	9.42%	32	12,227,328	8.32%													32	12,227,328	8.32%
		Aegis Mortgage Corporation	46	9,861,602	1.62%	-	-	0.00%
		First National Bank of Nevada	17	8,034,105	1.32%	-	-	0.00%
		Hemisphere National Bank	9	4,347,727	0.71%	-	-	0.00%
		American Home Mortgage Corp.	12	2,162,742	0.36%	-	-	0.00%
		Mortgage IT, Inc.	6	1,491,287	0.24%	-	-	0.00%
		Total	1,873	608,918,208	100.00%	398	139,454,465	94.88%	-	-	0.00%	5	2,763,600	1.88%	361	124,463,537	84.68%	-	-	0.00%	32	12,227,328	8.32%

Morgan Stanley Mortgage Loan Trust 2006-15XS (0001377601)	X	Morgan Stanley Mortgage Capital Inc.	1,149	306,473,352	45.19%	-	-	0.00%
		American Home Mortgage Corp.	792	159,014,008	23.45%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	398	106,555,341	15.71%	-	-	0.00%
		Fifth Third Mortgage Company	76	44,154,331	6.51%	-	-	0.00%
		Mortgage IT, Inc.	168	44,111,931	6.50%	1	71,808	0.03%							1	71,808	0.03%
		Sovereign Bank	34	8,594,708	1.27%	-	-	0.00%
		Hemisphere National Bank	15	5,284,026	0.78%	-	-	0.00%
		First National Bank of Nevada	9	2,195,225	0.32%	-	-	0.00%
		Cendant	9	1,349,177	0.20%	-	-	0.00%
		Quicken Loans, Inc.	3	443,505	0.07%	-	-	0.00%
		Total	2,653	678,175,603	100.00%	1	71,808	0.03%	-	-	0.00%	-	-	0.00%	1	71,808	0.03%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354)	X	Morgan Stanley Mortgage Capital, Inc.	5,459	319,989,811	90.40%	4,586	259,542,214	549.05%							4,586	259,542,214	549.05%
		Aegis Mortgage Corporation	384	22,679,860	6.41%	334	19,421,303	41.08%							334	19,421,303	41.08%
		Decision One Mortgage Company, LLC	194	5,817,286	1.64%	178	5,199,878	11.00%							178	5,199,878	11.00%
		Aames Capital Corporation	89	4,804,266	1.36%	74	3,959,641	8.38%							74	3,959,641	8.38%
		Home 123 Mortgage	6	467,880	0.13%	5	452,568	0.96%							5	452,568	0.96%
		Market Street Mortgage Corporation	5	227,599	0.06%	1	86,226	0.18%							1	86,226	0.18%
		Total	6,137	353,986,702	100.00%	5,178	288,661,830	610.65%	-	-	0.00%	-	-	0.00%	5,178	288,661,830	610.65%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE1 (0001385840)	X	NC Capital Corporation	4,946	926,878,873	71.09%	-	-	0.00%
		Decision One Mortgage Company, LLC	2,078	376,930,272	28.91%	1	108,219	0.02%							1	108,219	0.02%
		Total	7,024	1,303,809,144	100.00%	1	108,219	0.02%	-	-	0.00%	-	-	0.00%	1	108,219	0.02%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-2AX (0001386632)	X	Morgan Stanley Mortgage Capital, Inc	1,459	476,270,245	73.20%	1	355,706	0.15%							1	355,706	0.15%
		Wachovia Mortgage Corporation	166	58,167,556	8.94%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	184	46,843,607	7.20%	55	13,609,567	5.85%													55	13,609,567	5.85%
		Indymac Bank FSB	149	35,826,821	5.51%	-	-	0.00%
		American Home Mortgage Corp.	45	11,260,098	1.73%	-	-	0.00%
		NC Capital Corporation	31	8,411,087	1.29%	-	-	0.00%
		Mortgage IT, Inc.	27	7,455,101	1.15%	-	-	0.00%
		Hemisphere National Bank	13	6,179,995	0.95%	-	-	0.00%
		First National Bank of Nevada	1	232,000	0.04%	-	-	0.00%
		Total	2,075	650,646,510	100.00%	56	13,965,274	6.00%	-	-	0.00%	-	-	0.00%	1	355,706	0.15%	-	-	0.00%	55	13,609,567	5.85%

Morgan Stanley ABS Capital I Trust 2007-HE3 (0001390482)	X	Fremont Investment & Loan	3,653	706,017,441	76.46%	1	115,990	0.03%							1	115,990	0.03%
		NC Capital Corporation	1,408	217,345,973	23.54%	-	-	0.00%
		Total	5,061	923,363,413	100.00%	1	115,990	0.03%	-	-	0.00%	-	-	0.00%	1	115,990	0.03%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827)	X	Morgan Stanley Mortgage Capital, Inc	5,106	302,029,371	99.52%	3,818	222,117,801	437.12%							3,818	222,117,801	437.12%
		American Home Mortgage Corp.	10	1,087,691	0.36%	10	1,065,040	2.10%							10	1,065,040	2.10%
		Decision One Mortgage Company, LLC	12	373,329	0.12%	11	359,367	0.71%							11	359,367	0.71%
		Total	5,128	303,490,391	100.00%	3,839	223,542,208	439.92%	-	-	0.00%	-	-	0.00%	3,839	223,542,208	439.92%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-NC2 (0001396589)	X	New Century Mortgage Corporation	5,657	1,080,936,110	100.00%	1	598,773	0.14%							1	598,773	0.14%
		Total	5,657	1,080,936,110	100.00%	1	598,773	0.14%	-	-	0.00%	-	-	0.00%	1	598,773	0.14%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-NC4 (0001402375)	X	New Century Mortgage Corporation	5,340	1,050,780,918	100.00%	91	28,579,627	7.72%							91	28,579,627	7.72%
		Total	5,340	1,050,780,918	100.00%	91	28,579,627	7.72%	-	-	0.00%	-	-	0.00%	91	28,579,627	7.72%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE7 (0001412891)	X	New Century Mortgage Corporation	4,654	987,136,061	63.36%	1	497,197	0.07%							1	497,197	0.07%
		First NLC Financial Services, LLC	1,241	224,149,032	14.39%	-	-	0.00%
		Accredited Home Lenders, Inc.	1,226	237,364,650	15.24%	-	-	0.00%
		Decision One Mortgage Company, LLC	539	108,273,117	6.95%	-	-	0.00%
		WMC Mortgage Corp.	3	326,828	0.02%	-	-	0.00%
		MILA	2	356,636	0.02%	-	-	0.00%
		Fremont Investment & Loan	1	210,471	0.01%	-	-	0.00%
		Wilmington Finance, Inc	1	114,644	0.01%	-	-	0.00%
		Total	7,667	1,557,931,439	100.00%	1	497,197	0.07%	-	-	0.00%	-	-	0.00%	1	497,197	0.07%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-14AR (0001412590)	X	Morgan Stanley Mortgage Capital Holdings LLC	671	349,432,521	38.24%	1	561,000	0.14%							1	561,000	0.14%
		Morgan Stanley Credit Corporation	325	250,782,868	27.45%	-	-	0.00%
		American Home Mortgage Corp.	236	154,025,972	16.86%	-	-	0.00%
		National City Mortgage Co.	106	84,083,858	9.20%	-	-	0.00%
		Fifth Third Mortgage Company	19	14,900,553	1.63%	-	-	0.00%
		First National Bank of Nevada	31	11,402,698	1.25%	-	-	0.00%
		Wachovia Mortgage Corporation	33	10,722,609	1.17%	-	-	0.00%
		Indymac Bank FSB	47	10,538,345	1.15%	-	-	0.00%
		US Bank, N.A.	16	8,016,910	0.88%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	10	6,121,665	0.67%	-	-	0.00%
		Wells Fargo Bank N.A.	16	5,683,478	0.62%	-	-	0.00%
		New Century Mortgage Corporation	13	3,965,702	0.43%	-	-	0.00%
		Quicken Loans, Inc.	5	2,059,632	0.23%	-	-	0.00%
		Wilmington Finance, Inc	6	1,311,181	0.14%	-	-	0.00%
		NetBank	1	362,000	0.04%	-	-	0.00%
		Lydian Private Bank	1	304,000	0.03%	-	-	0.00%
		Total	1,536	913,713,990	100.00%	1	561,000	0.14%	-	-	0.00%	-	-	0.00%	1	561,000	0.14%	-	-	0.00%	-	-	0.00%

Aggregate Total			98,836	17,231,701,434		16,059	1,179,735,182		-	-		6	3,240,049		15,966	1,150,658,238		-	-		87	25,836,895

Asset Class: CMBS

Name of Issuing Entity	Check if Registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 (0001133471)	X	Wells Fargo Bank, N.A.	56	266,479,302	23.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	45	254,755,877	22.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	15	221,328,651	19.1%	1	5,875,795	8.55%	0	-	0.00%	0	-	0.00%	1	5,875,795	8.55%	0	-	0.00%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	26	217,006,668	18.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	19	196,855,672	17.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	161	1,156,426,170		1	5,875,795	8.55%	0	-	0.00%	0	-	0.00%	1	5,875,795	8.55%	0	-	0.00%	0	-	0.00%

Morgan Stanley Dean Witter Capital I Series 2001-TOP3 (0001157811)	X	Wells Fargo Bank, N.A.	69	367,697,612	35.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	44	277,309,712	27.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	14	140,271,049	13.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	12	137,669,818	13.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	17	105,164,070	10.2%	1	13,895,199	11.08%	0	-	0.00%	0	-	0.00%	1	13,895,199	11.08%	0	-	0.00%	0	-	0.00%
		Total	156	1,028,112,260		1	13,895,199	11.08%	0	-	0.00%	0	-	0.00%	1	13,895,199	11.08%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2006-IQ11 (0001362475)	X	Morgan Stanley Mortgage Capital Inc.	67	772,319,208	47.8%	1	11,975,766	0.97%	0	-	0.00%	0	-	0.00%	1	11,975,766	0.97%	0	-	0.00%	0	-	0.00%
		NCB, FSB	76	186,437,861	11.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		IXIS Real Estate Capital Inc.	29	394,907,946	24.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Massachusetts Mutual Life Insurance Company	23	106,224,406	6.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		SunTrust Bank	13	84,420,011	5.2%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Union Central Mortgage Funding, Inc.	23	48,313,591	3.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		National Consumer Cooperative Bank	1	23,491,609	1.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	232	1,616,114,631		1	11,975,766	0.97%	0	-	0.00%	0	-	0.00%	1	11,975,766	0.97%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2007-IQ14 (0001398854)	X	LaSalle Bank National Association	198	1,694,631,724	34.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Mortgage Capital Inc.	34	1,345,579,291	27.4%	1	81,000,000	2.16%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.16%	0	-	0.00%	0	-	0.00%
		National City Bank	3	15,891,386	0.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding II, LLC	42	719,946,862	14.7%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Prudential Mortgage Capital Funding, LLC	33	361,597,850	7.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Royal Bank of Canada	27	458,174,265	9.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Wells Fargo Bank, National Association	86	309,047,710	6.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	423	4,904,869,086		1	81,000,000	2.16%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.16%	0	-	0.00%	0	-	0.00%

Aggregate Total			972	8,705,522,147		4	112,746,760		0	-		0	-		4	112,746,760		0	-		0	-

FOOTNOTES

FN1: In connection with the preparation of Form ABS 15Ga-1, we undertook the following steps to gather the information required by Rule 15Ga-1:  (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of our affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.   We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

FN2: We identified the "originator" on the same basis that we would identify the originator for purposes of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) for registered transactions.

FN3: Reflects aggregate numbers for all demand activity shown in this table.

FN4: Includes loans for which the repurchase price or replacement asset was received during the reporting period.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN5: Includes loans for which the securitizer is aware that the responsible party has agreed to repurchase or replace the loan but has not yet repurchased or replaced such loans.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN6: Includes demands received during and prior to the reporting period covered by this Form ABS-15Ga-1 unless the loan falls into one of the other categories reflected on this chart or the demand was received prior to this reporting period and was finally resolved prior to this reporting period.  If the securitizer is not the party responsible for repurchasing a loan subject to a demand, the loan is reflected in this column until the securitizer has been informed by the related trustee that the loan has been repurchased or replaced.

FN7: Includes loans for which the buyback demand was withdrawn by the party submitting the demand during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN8: Includes loans (i) for which a demand was received, a rebuttal was made and there was no response within 90 days of the rebuttal and (ii) for which the related obligor has repaid the loan in full, in each case during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN9: Principal balance was determined as of the earlier of (i) the principal balance reported in the September 2012 distribution date report and (ii) the principal balance on the distribution date immediately preceding the period for which the distribution date report reflected that the loan was removed from the pool.  Liquidated loans reflect amounts received as borrower payments, insurance proceeds and all other liquidation proceeds.  For Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827) and Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354), the principal balance used for approximately 59 loans and 35 loans, respectively, is the original principal balance.

FN10: % of principal balance was calculated by using the principal balance as described in footnote 9 divided by the aggregate principal balance of the pool assets reported in the September 2012 distribution date report.  Because the aggregate principal balance of the remaining pool assets may be less than the principal balance of the repurchase demands calculated as described in footnote 9, the percentage shown in this column may exceed 100%.